Note 16 - Property, Plant and Equipment	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
16	PROPERTY, PLANT AND EQUIPMENT

	COMPUTER EQUIPMENT $000’ s	FIXTURES, FITTINGS AND OFFICE EQUIPMENT $000’ s	LEASEHOLD IMPROVEMENTS $000’ s	TOTAL $000’ s
COST
At March 31, 2016	8,841	1,829	1,062	11,732
Additions	2,112	229	53	2,394
Acquired upon acquisition of subsidiary	323	58	249	630
Disposals	(1,050)	(665)	(354)	(2,069)
Disposed of upon disposition of subsidiary	—	(114)	(20)	(134)
Exchange differences	(55)	—	—	(55)
At March 31, 2017	10,171	1,337	990	12,498
Additions	2,044	129	—	2,173
Disposals	(2,510)	(678)	(560)	(3,748)
Acquired upon acquisition of subsidiary	9,010	790	426	10,226
Exchange differences	44	—	—	44
At March 31, 2018	18,759	1,578	856	21,193

ACCUMULATED DEPRECIATION
At March 31, 2016	(6,311)	(1,479)	(584)	(8,374)
Depreciation	(1,389)	(194)	(153)	(1,736)
Disposals	1,036	665	302	2,003
Disposed of upon disposition of subsidiary	—	103	15	118
Exchange differences	47	—	—	47
At March 31, 2017	(6,617)	(905)	(420)	(7,942)
Depreciation	(3,896)	(259)	(70)	(4,225)
Disposals	2,460	592	264	3,316
Exchange differences	(33)	—	—	(33)
At March 31, 2018	(8,086)	(572)	(226)	(8,884)

NET BOOK VALUE
At March 31, 2017	3,554	432	570	4,556
At March 31, 2018	10,673	1,006	630	12,309

The carrying value of assets under finance leases at
March 31, 2018
was
$5.9
million (
2017:
$2.8
million), all of which is included in Computer Equipment.

The Group’s obligations under finance leases are typically secured by the assets to which the lease relates.